Equity-Based Compensation Plan (Summary of Performance Unit Award Activity) (Details) - Performance Shares [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Units
Outstanding at December 31, 2015 | shares	1,521,392
Granted | shares	789,375
Settled (usd per share) | $ / shares	$ 0.79
Forfeited | shares	(53,507)
Outstanding at December 31, 2016 | shares	1,799,249
Weighted Average Fair Value
Outstanding at December 31, 2014 (usd per share) | $ / shares	$ 1.00
Granted (usd per share) | $ / shares	0.63
Forfeited (usd per share) | $ / shares	1.06
Outstanding at December 31, 2015 (usd per share) | $ / shares	$ 0.89
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	(458,011)